UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2012 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 2.2%
Fairfax Financial Holdings Ltd.	2,100	$759

France — 8.2%
Legrand SA	15,421	654
Sanofi-Aventis SA	6,909	655
Technip SA	5,451	630
Total SA	17,833	928

		2,867

Germany — 3.5%
Daimler AG	12,800	705
Siemens AG	4,856	531

		1,236

Hong Kong — 5.4%
China Merchants Holdings International Co Ltd.	212,000	693
CNOOC Ltd.	282,000	621
Yue Yuen Industrial Holdings Ltd.	173,500	587

		1,901

Japan — 6.1%
KDDI Corp.	7,800	551
Shin-Etsu Chemical Co. Ltd.	10,500	640
Toyota Motor Corp.	19,800	923

		2,114

Netherlands — 7.8%
Akzo Nobel NV	18,899	1,251
PostNL NV1	131,971	515
Reed Elsevier NV	64,387	954

		2,720

Singapore — 1.8%
SembCorp Industries Ltd.	120,000	523
SembCorp Marine Ltd.	29,000	111

		634

South Korea — 0.7%
KT&G Corp.	3,417	260

Spain — 1.1%
Tecnicas Reunidas SA	7,835	367

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — 2.5%
Novartis AG	13,624	$860

United Kingdom — 10.6%
Barclays PLC	144,485	628
BG Group PLC	28,761	480
British American Tobacco PLC	9,955	506
Michael Page International PLC	90,888	594
Petrofac Ltd.	20,193	540
TESCO PLC	173,002	954

		3,702

United States — 45.1%
Agilent Technologies Inc.	16,192	663
Air Products & Chemicals Inc.	10,800	907
Altria Group Inc.	18,800	591
Anadarko Petroleum Corp.	10,100	751
Apollo Group Inc., Class A	29,086	608
Babcock & Wilcox Co.	27,460	719
Boeing Co.	8,600	648
Citigroup Inc.	9,800	388
CR Bard Inc.	4,300	420
DeVry Inc.	7,400	176
Johnson & Johnson	11,650	817
Microsoft Corp.	38,452	1,028
Molina Healthcare Inc.[1]	17,800	482
NASDAQ OMX Group Inc.	35,300	883
Oracle Corp.	26,100	869
Progressive Corp.	26,300	555
St. Jude Medical Inc.	17,400	629
State Street Corp.	9,200	433
Total System Services Inc.	26,900	576
UnitedHealth Group Inc.	19,918	1,080
Walt Disney Co.	9,100	453
Wells Fargo & Co.	20,500	701
Western Union Co.	62,965	857
Whirlpool Corp.	4,800	488

		15,722

Total Common Stock
(Cost $31,941) — 95.0%		33,142

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.070%**	1,770,142	$1,770

Total Short-Term Investment
(Cost $1,770) — 5.1%		1,770

Total Investments — 100.1%
(Cost $33,711)‡		34,912

Liabilities in Excess of Other Assets — (0.1)%		(30)

Net Assets — 100.0%		$34,882

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2012.
1	Non-income producing security.
‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $33,711 and the unrealized appreciation and depreciation were $2,262 and ($1,061), respectively.

The Fund has the following forward foreign currency contracts outstanding at December 31, 2012:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
State Street Global Markets	2/19/13	EUR	419	USD	535	$(18)

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR	Euro
USD	US Dollar

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$759	$—	$—	$759
France	—	2,867	—	2,867
Germany	—	1,236	—	1,236
Hong Kong	—	1,901	—	1,901
Japan	—	2,114	—	2,114
Netherlands	—	2,720	—	2,720
Singapore	—	634	—	634
South Korea	—	260	—	260
Spain	—	367	—	367
Switzerland	—	860	—	860
United Kingdom	—	3,702	—	3,702
United States	15,722	—	—	15,722

Total Common Stock	$16,481	$16,661	$—	$33,142

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2012 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Short-Term Investment United States	$1,770	$—	$—	$1,770

Total Investments in Securities	$18,251	$16,661	$—	$34,912

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(18)	$—	$(18)

Total Other Financial Instruments – Liabilities	$—	$(18)	$—	$(18)

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1000

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 28, 2013